Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	June 30, 2012 (unaudited)		December 31, 2011		June 30, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	205	—	410	60	85	793	49	590
EuroBond Swap	—	—	—	—	5	45	4	32
Pre Dollar Swap	17	—	19	—	—	50	—	41
Treasury future	—	—	—	—	—	—	5	—
	222	—	429	60	90	888	58	663
Commodities price risk
Nickel
Fixed price program	4	—	1	—	—	—	1	—
Bunker Oil Hedge	—	—	4	—	—	—	—	—
	4	—	5	—	—	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	13	—	—	—
Strategic Nickel	96	—	161	—	8	20	—	—
Foreign exchange cash flow hedge	—	—	—	—	31	—	14	—
	96	—	161	—	52	20	14	—
Total	322	—	595	60	142	908	73	663

Effects of derivatives
	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Six-month period ended		Three-month period ended (unaudited)			Six-month period ended		Three-month period ended (unaudited)			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(407)	208	389	(199)	564	(180)	(129)	(112)	(309)	(160)	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	1	—	2	—	—	—	—	—
EuroBond Swap	(36)	19	11	(17)	53	—	4	—	4	—	—	—	—	—	—
Pre Dollar Swap	(16)	12	6	(4)	8	(5)	(4)	—	(9)	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	—	—	(47)	—	(47)	—	—	—	—	—	—	—	—	—	—
South African Rande Forward	—	—	2	—	2	—	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	—	—	(2)	—	—	—	—	—
Treasury Future	—	9	—	9	—	—	(3)	—	(3)	—	—	—	—	—	—
	(459)	248	361	(211)	580	(185)	(132)	(111)	(317)	(160)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	(4)	12	4	25	(5)	6	(19)	1	(20)	—	—	—	—	—
Strategic program	—	—	—	—	15	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	—	—	—	—	—
Bunker Oil Hedge	—	—	2	—	34	—	(4)	(15)	(4)	(23)	—	—	—	—	—
Coal	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
	8	(4)	14	4	74	(5)	2	(34)	(3)	(32)	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—	—	(13)	—	—	(13)	—
Aluminum	—	—	—	—	—	—	—	—	—	50	—	—	4	—	4
Strategic Nickel	35	52	(17)	87	(50)	(36)	(52)	17	(88)	(13)	(21)	(43)	137	(64)	128
Foreign exchange cash flow hedge	—	—	—	—	—	—	—	—	—	—	(78)	52	—	(26)	14
	35	52	(17)	87	(50)	(36)	(52)	17	(88)	37	(112)	9	141	(103)	146
Total	(416)	296	358	(120)	597	(226)	(182)	(128)	(408)	(155)	(112)	9	141	(103)	146

Final maturity dates

Interest rates / Currencies	December 2019
Bunker Oil	December 2012
Nickel	December 2012